United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 9/30/2010

Check here if Amendment[ ];Amendment Number:
This Amendment(Check one):    [ ]is a restatement.
                              [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Barton Investment Management
Address: 100 Four Falls Corp Center, Suite 202
         West Conshohocken, PA 19403

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name: Jay Riley
Title: Managing Director
Phone: 610-260-0692

Signature, Place, and Date of Signing:

Jay Riley             West Conshohocken, PA       11/10/10
    Signature              City, State              Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported on this report.)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 47
Form 13F Information Table Value Total: 118,286
                                       (thousands)
List of Other Included Managers: None

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FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/PUT/INVSTMT   OTHER  VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP   (X$1000) PRN AMT  PRNCALLDSCRETN MANAGERS   SOLE  SHARED   NONE
-------------------------       -------------   --------  ------- -------   -- --- ------  -------  ----    -----  ---

Cooper Industries Ord           Common Stock    G24140108      480     9,800SH     SOLE                               9,800
Abbott Laboratories             Common Stock    002824100      663    12,700SH     SOLE                              12,700
Amazon.com                      Common Stock    023135106    6,379    40,617SH     SOLE                              40,617
American Express                Common Stock    025816109    1,507    35,854SH     SOLE                              35,854
American Tower                  Common Stock    029912201   18,367   358,317SH     SOLE                             358,317
Anadarko Petroleum              Common Stock    032511107      662    11,600SH     SOLE                              11,600
Athenahealth Inc                Common Stock    04685W103    5,212   157,855SH     SOLE                             157,855
Auto Data Processing            Common Stock    053015103      454    10,800SH     SOLE                              10,800
Berkshire Hathaway Cl A         CL A            084670108      747         6SH     SOLE                                   6
Berkshire Hathaway Cl B         CL B            084670207      244     2,950SH     SOLE                               2,950
Cigna                           Common Stock     125509109     430    12,015SH     SOLE                              12,015
Cardionet Inc                   Common Stock    14159L103      383    85,000SH     SOLE                              85,000
Chevron Texaco                  Common Stock     166764100     329     4,060SH     SOLE                               4,060
Coca Cola Company               Common Stock     191216100     510     8,708SH     SOLE                               8,708
DTS Inc                         Common Stock    23335C101    1,562    40,920SH     SOLE                              40,920
Destination Maternity Co        Common Stock    25065D100    1,455    44,195SH     SOLE                              44,195
Devon Energy New                Common Stock    25179M103      388     6,000SH     SOLE                               6,000
Dollar Financial Corp           Common Stock     256664103     209    10,000SH     SOLE                              10,000
Dunn & Bradstreet Copr. New     Common Stock    26483E100      222     3,000SH     SOLE                               3,000
eBay                            Common Stock     278642103   4,122   168,942SH     SOLE                             168,942
Electronic Arts                 Common Stock     285512109   1,908   115,994SH     SOLE                             115,994
Esco Technologies               Common Stock     296315104   1,034    31,090SH     SOLE                              31,090
Euronet Worldwide               Common Stock     298736109   5,935   329,925SH     SOLE                             329,925
Exxon Mobil                     Common Stock    30231G102    4,992    80,790SH     SOLE                              80,790
General Electric                Common Stock     369604103     739    45,488SH     SOLE                              45,488
Genworth Financial Inc          Common Stock    37247D106      171    14,000SH     SOLE                              14,000
Google Inc Class A              CL A            38259P508      557     1,060SH     SOLE                               1,060
I C U Medical                   Common Stock    44930G107    1,069    28,675SH     SOLE                              28,675
Intl Business Machines          Common Stock     459200101     392     2,924SH     SOLE                               2,924
Intl Game Technology            Common Stock     459902102     740    51,215SH     SOLE                              51,215
Johnson & Johnson               Common Stock     478160104   2,031    32,776SH     SOLE                              32,776
Kimberly Clark                  Common Stock     494368103     212     3,252SH     SOLE                               3,252
Kraft Foods Inc                 Common Stock    50075N104      224     7,255SH     SOLE                               7,255
Legg Mason Inc                  Common Stock     524901105   1,346    44,400SH     SOLE                              44,400
Merck & Co Inc                  Common Stock    58933Y105      479    13,012SH     SOLE                              13,012
Microsoft                       Common Stock     594918104   1,088    44,427SH     SOLE                              44,427
Netflix Inc                     Common Stock    64110L106   23,926   147,545SH     SOLE                             147,545
Northern Trust Corporation      Common Stock     665859104     473     9,800SH     SOLE                               9,800
Oracle                          Common Stock    68389X105      403    15,000SH     SOLE                              15,000
Penn Virginia Gp Hldg LP        Com Unit R Lim  70788P105      686    30,000SH     SOLE                              30,000
Penn Virginia Corp              Common Stock     707882106     874    54,500SH     SOLE                              54,500
Pfizer Incorporated             Common Stock     717081103     309    18,000SH     SOLE                              18,000
Philip Morris Intl Inc          Common Stock     718172109     363     6,485SH     SOLE                               6,485
T Rowe Price Group              Common Stock    74144T108    2,014    40,218SH     SOLE                              40,218
Qualcomm                        Common Stock     747525103  21,430   474,817SH     SOLE                             474,817
Rackspace Hosting Inc           Common Stock     750086100     340    13,100SH     SOLE                              13,100
Wells Fargo & Co. New           Common Stock     949746101     226     9,000SH     SOLE                               9,000
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